Income Taxes (Details) - Schedule of effective tax rate differs from the U.S. federal statutory income tax rate	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of effective tax rate differs from the U.S. federal statutory income tax rate [Abstract]
Federal statutory rate	0.11%	0.57%	21.00%	21.00%
Permanent differences			0.20%	(6.70%)
State and local taxes			1.90%	(0.20%)
Valuation allowance			(37.00%)	(0.10%)
Deferred tax adjustment			0.00%	(9.90%)
Share based compensation			14.60%	(2.70%)
Other			(0.60%)	0.10%
Effective tax rate			0.10%	1.60%